Note 31 - Ultimate Controlling Party	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of ultimate controlling party [text block]
3 1 .	Ultimate controlling party
The ultimate controlling party and the results into which these financials are consolidated is Arowana International Limited, a company registered in Australia.